UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-490-9000

Date of fiscal year end:  May 31

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 39.7%
7,863,049	TIAA-CREF Bond Fund	$83,348,320
3,234,000	TIAA-CREF Bond Plus Fund	34,862,524
925,279	TIAA-CREF High-Yield Fund	9,632,158
	TOTAL FIXED INCOME	127,843,002

INFLATION-PROTECTED ASSETS - 5.0%
1,364,521	TIAA-CREF Inflation-Linked Bond Fund	16,005,835
	TOTAL INFLATION-PROTECTED ASSETS	16,005,835

INTERNATIONAL EQUITY - 12.3%
694,545	TIAA-CREF Emerging Markets Equity Fund	8,091,454
1,105,745	TIAA-CREF Enhanced International Equity Index Fund	9,210,855
214,351	TIAA-CREF Global Natural Resources Fund	2,205,671
871,107	TIAA-CREF International Equity Fund	10,026,442
917,523	TIAA-CREF International Opportunities Fund	10,037,697
	TOTAL INTERNATIONAL EQUITY	39,572,119

SHORT-TERM FIXED INCOME - 14.8%
27,890	TIAA-CREF Money Market Fund	27,890
4,572,367	TIAA-CREF Short-Term Bond Fund	47,644,059
	TOTAL SHORT-TERM FIXED INCOME	47,671,949

U.S. EQUITY - 28.0%
1,436,216	TIAA-CREF Enhanced Large-Cap Growth Index Fund	17,349,490
1,506,307	TIAA-CREF Enhanced Large-Cap Value Index Fund	16,945,952
1,113,434	TIAA-CREF Growth & Income Fund	14,441,240
1,054,727	TIAA-CREF Large-Cap Growth Fund	17,181,497
887,219	TIAA-CREF Large-Cap Value Fund	16,759,573
17,738	TIAA-CREF Mid-Cap Growth Fund	430,853
14,022	TIAA-CREF Mid-Cap Value Fund	352,666
367,518	TIAA-CREF Small-Cap Equity Fund	7,096,780
	TOTAL U.S. EQUITY	90,558,051

	TOTAL TIAA-CREF FUNDS	321,650,956
	(Cost $284,619,366)

	TOTAL INVESTMENTS - 99.8%	321,650,956
	(Cost $284,619,366)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	557,641
	NET ASSETS - 100.0%	$322,208,597

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 38.5%
24,924,379	TIAA-CREF Bond Fund	$264,198,419
10,792,465	TIAA-CREF Bond Plus Fund	116,342,768
3,080,303	TIAA-CREF High-Yield Fund	32,065,955
	TOTAL FIXED INCOME	412,607,142

INFLATION-PROTECTED ASSETS - 5.2%
4,757,837	TIAA-CREF Inflation-Linked Bond Fund	55,809,428
	TOTAL INFLATION-PROTECTED ASSETS	55,809,428

INTERNATIONAL EQUITY - 14.0%
2,587,936	TIAA-CREF Emerging Markets Equity Fund	30,149,452
4,266,753	TIAA-CREF Enhanced International Equity Index Fund	35,542,053
817,769	TIAA-CREF Global Natural Resources Fund	8,414,842
3,325,427	TIAA-CREF International Equity Fund	38,275,660
3,489,175	TIAA-CREF International Opportunities Fund	38,171,577
	TOTAL INTERNATIONAL EQUITY	150,553,584

SHORT-TERM FIXED INCOME - 9.9%
58,956	TIAA-CREF Money Market Fund	58,956
10,166,267	TIAA-CREF Short-Term Bond Fund	105,932,499
	TOTAL SHORT-TERM FIXED INCOME	105,991,455

U.S. EQUITY - 32.3%
5,479,287	TIAA-CREF Enhanced Large-Cap Growth Index Fund	66,189,786
5,737,350	TIAA-CREF Enhanced Large-Cap Value Index Fund	64,545,188
4,252,855	TIAA-CREF Growth & Income Fund	55,159,535
4,032,691	TIAA-CREF Large-Cap Growth Fund	65,692,529
3,399,096	TIAA-CREF Large-Cap Value Fund	64,208,929
83,434	TIAA-CREF Mid-Cap Growth Fund	2,026,621
68,691	TIAA-CREF Mid-Cap Value Fund	1,727,574
1,403,182	TIAA-CREF Small-Cap Equity Fund	27,095,454
	TOTAL U.S. EQUITY	346,645,616

	TOTAL TIAA-CREF FUNDS	1,071,607,225
	(Cost $902,989,616)

	TOTAL INVESTMENTS - 99.9%	1,071,607,225
	(Cost $902,989,616)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	829,309
	NET ASSETS - 100.0%	$1,072,436,534

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 37.0%
37,245,913	TIAA-CREF Bond Fund	$394,806,681
17,163,566	TIAA-CREF Bond Plus Fund	185,023,236
4,898,390	TIAA-CREF High-Yield Fund	50,992,240
	TOTAL FIXED INCOME	630,822,157

INFLATION-PROTECTED ASSETS - 5.2%
7,573,059	TIAA-CREF Inflation-Linked Bond Fund	88,831,982
	TOTAL INFLATION-PROTECTED ASSETS	88,831,982

INTERNATIONAL EQUITY - 15.6%
4,515,167	TIAA-CREF Emerging Markets Equity Fund	52,601,693
7,630,862	TIAA-CREF Enhanced International Equity Index Fund	63,565,084
1,452,001	TIAA-CREF Global Natural Resources Fund	14,941,095
5,927,144	TIAA-CREF International Equity Fund	68,221,423
6,194,217	TIAA-CREF International Opportunities Fund	67,764,735
	TOTAL INTERNATIONAL EQUITY	267,094,030

SHORT-TERM FIXED INCOME - 5.9%
143,145	TIAA-CREF Money Market Fund	143,145
9,682,821	TIAA-CREF Short-Term Bond Fund	100,894,999
	TOTAL SHORT-TERM FIXED INCOME	101,038,144

U.S. EQUITY - 36.2%
9,748,880	TIAA-CREF Enhanced Large-Cap Growth Index Fund	117,766,476
10,185,857	TIAA-CREF Enhanced Large-Cap Value Index Fund	114,590,894
7,597,241	TIAA-CREF Growth & Income Fund	98,536,214
7,170,629	TIAA-CREF Large-Cap Growth Fund	116,809,551
6,060,624	TIAA-CREF Large-Cap Value Fund	114,485,187
172,455	TIAA-CREF Mid-Cap Growth Fund	4,188,926
142,061	TIAA-CREF Mid-Cap Value Fund	3,572,840
2,497,707	TIAA-CREF Small-Cap Equity Fund	48,230,726
	TOTAL U.S. EQUITY	618,180,814

	TOTAL TIAA-CREF FUNDS	1,705,967,127
	(Cost $1,535,484,633)

	TOTAL INVESTMENTS - 99.9%	1,705,967,127
	(Cost $1,535,484,633)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,330,799
	NET ASSETS - 100.0%	$1,707,297,926

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 32.9%
44,759,592	TIAA-CREF Bond Fund	$474,451,677
25,159,409	TIAA-CREF Bond Plus Fund	271,218,425
7,648,006	TIAA-CREF High-Yield Fund	79,615,741
	TOTAL FIXED INCOME	825,285,843

INFLATION-PROTECTED ASSETS - 3.6%
7,735,454	TIAA-CREF Inflation-Linked Bond Fund	90,736,877
	TOTAL INFLATION-PROTECTED ASSETS	90,736,877

INTERNATIONAL EQUITY - 18.0%
7,443,024	TIAA-CREF Emerging Markets Equity Fund	86,711,235
13,050,233	TIAA-CREF Enhanced International Equity Index Fund	108,708,439
2,470,489	TIAA-CREF Global Natural Resources Fund	25,421,335
10,060,567	TIAA-CREF International Equity Fund	115,797,131
10,440,162	TIAA-CREF International Opportunities Fund	114,215,369
	TOTAL INTERNATIONAL EQUITY	450,853,509

SHORT-TERM FIXED INCOME - 3.5%
191,587	TIAA-CREF Money Market Fund	191,587
8,543,564	TIAA-CREF Short-Term Bond Fund	89,023,939
	TOTAL SHORT-TERM FIXED INCOME	89,215,526

U.S. EQUITY - 41.8%
16,505,855	TIAA-CREF Enhanced Large-Cap Growth Index Fund	199,390,733
17,322,718	TIAA-CREF Enhanced Large-Cap Value Index Fund	194,880,575
12,855,854	TIAA-CREF Growth & Income Fund	166,740,433
12,153,293	TIAA-CREF Large-Cap Growth Fund	197,977,136
10,250,717	TIAA-CREF Large-Cap Value Fund	193,636,035
340,581	TIAA-CREF Mid-Cap Growth Fund	8,272,715
290,564	TIAA-CREF Mid-Cap Value Fund	7,307,697
4,219,420	TIAA-CREF Small-Cap Equity Fund	81,476,994
	TOTAL U.S. EQUITY	1,049,682,318

	TOTAL TIAA-CREF FUNDS	2,505,774,073
	(Cost $2,213,059,024)

	TOTAL INVESTMENTS - 99.8%	2,505,774,073
	(Cost $2,213,059,024)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	4,155,166
	NET ASSETS - 100.0%	$2,509,929,239

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 29.0%
33,659,858	TIAA-CREF Bond Fund	$356,794,498
24,725,562	TIAA-CREF Bond Plus Fund	266,541,557
10,044,143	TIAA-CREF High-Yield Fund	104,559,533
	TOTAL FIXED INCOME	727,895,588

INFLATION-PROTECTED ASSETS - 1.6%
3,478,975	TIAA-CREF Inflation-Linked Bond Fund	40,808,382
	TOTAL INFLATION-PROTECTED ASSETS	40,808,382

INTERNATIONAL EQUITY - 20.3%
8,256,656	TIAA-CREF Emerging Markets Equity Fund	96,190,040
14,879,610	TIAA-CREF Enhanced International Equity Index Fund	123,947,147
2,796,460	TIAA-CREF Global Natural Resources Fund	28,775,573
11,433,220	TIAA-CREF International Equity Fund	131,596,362
11,768,559	TIAA-CREF International Opportunities Fund	128,748,037
	TOTAL INTERNATIONAL EQUITY	509,257,159

SHORT-TERM FIXED INCOME - 1.6%
187,740	TIAA-CREF Money Market Fund	187,740
3,831,728	TIAA-CREF Short-Term Bond Fund	39,926,604
	TOTAL SHORT-TERM FIXED INCOME	40,114,344

U.S. EQUITY - 47.3%
18,673,484	TIAA-CREF Enhanced Large-Cap Growth Index Fund	225,575,682
19,575,436	TIAA-CREF Enhanced Large-Cap Value Index Fund	220,223,649
14,555,769	TIAA-CREF Growth & Income Fund	188,788,322
13,742,507	TIAA-CREF Large-Cap Growth Fund	223,865,444
11,600,830	TIAA-CREF Large-Cap Value Fund	219,139,670
421,798	TIAA-CREF Mid-Cap Growth Fund	10,245,469
364,434	TIAA-CREF Mid-Cap Value Fund	9,165,512
4,789,201	TIAA-CREF Small-Cap Equity Fund	92,479,462
	TOTAL U.S. EQUITY	1,189,483,210

	TOTAL TIAA-CREF FUNDS	2,507,558,683
	(Cost $2,171,142,599)

	TOTAL INVESTMENTS - 99.8%	2,507,558,683
	(Cost $2,171,142,599)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	5,134,121
	NET ASSETS - 100.0%	$2,512,692,804

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 24.3%
23,267,585	TIAA-CREF Bond Fund	$246,636,400
20,428,396	TIAA-CREF Bond Plus Fund	220,218,109
11,514,938	TIAA-CREF High-Yield Fund	119,870,502
	TOTAL FIXED INCOME	586,725,011

INTERNATIONAL EQUITY - 22.6%
8,730,999	TIAA-CREF Emerging Markets Equity Fund	101,716,137
16,040,427	TIAA-CREF Enhanced International Equity Index Fund	133,616,756
3,000,658	TIAA-CREF Global Natural Resources Fund	30,876,768
12,278,605	TIAA-CREF International Equity Fund	141,326,746
12,591,784	TIAA-CREF International Opportunities Fund	137,754,118
	TOTAL INTERNATIONAL EQUITY	545,290,525

SHORT-TERM FIXED INCOME - 0.0%
180,563	TIAA-CREF Money Market Fund	180,563
	TOTAL SHORT-TERM FIXED INCOME	180,563

U.S. EQUITY - 52.9%
20,019,106	TIAA-CREF Enhanced Large-Cap Growth Index Fund	241,830,795
21,005,862	TIAA-CREF Enhanced Large-Cap Value Index Fund	236,315,952
15,601,476	TIAA-CREF Growth & Income Fund	202,351,148
14,764,654	TIAA-CREF Large-Cap Growth Fund	240,516,221
12,451,329	TIAA-CREF Large-Cap Value Fund	235,205,597
484,281	TIAA-CREF Mid-Cap Growth Fund	11,763,176
425,962	TIAA-CREF Mid-Cap Value Fund	10,712,950
5,131,906	TIAA-CREF Small-Cap Equity Fund	99,097,113
	TOTAL U.S. EQUITY	1,277,792,952

	TOTAL TIAA-CREF FUNDS	2,409,989,051
	(Cost $2,036,005,377)

	TOTAL INVESTMENTS - 99.8%	2,409,989,051
	(Cost $2,036,005,377)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	4,418,055
	NET ASSETS - 100.0%	$2,414,407,106

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS

LIFECYCLE 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 16.4%
12,716,442	TIAA-CREF Bond Fund	$134,794,284
13,395,224	TIAA-CREF Bond Plus Fund	144,400,515
11,706,337	TIAA-CREF High-Yield Fund	121,862,970
	TOTAL FIXED INCOME	401,057,769

INTERNATIONAL EQUITY - 25.0%
9,845,958	TIAA-CREF Emerging Markets Equity Fund	114,705,413
18,091,149	TIAA-CREF Enhanced International Equity Index Fund	150,699,272
3,361,855	TIAA-CREF Global Natural Resources Fund	34,593,485
13,793,536	TIAA-CREF International Equity Fund	158,763,596
14,069,730	TIAA-CREF International Opportunities Fund	153,922,851
	TOTAL INTERNATIONAL EQUITY	612,684,617

SHORT-TERM FIXED INCOME - 0.0%
186,513	TIAA-CREF Money Market Fund	186,513
	TOTAL SHORT-TERM FIXED INCOME	186,513

U.S. EQUITY - 58.4%
22,410,519	TIAA-CREF Enhanced Large-Cap Growth Index Fund	270,719,075
23,480,478	TIAA-CREF Enhanced Large-Cap Value Index Fund	264,155,377
17,486,194	TIAA-CREF Growth & Income Fund	226,795,933
16,533,874	TIAA-CREF Large-Cap Growth Fund	269,336,803
13,957,946	TIAA-CREF Large-Cap Value Fund	263,665,593
571,372	TIAA-CREF Mid-Cap Growth Fund	13,878,629
504,612	TIAA-CREF Mid-Cap Value Fund	12,690,992
5,762,409	TIAA-CREF Small-Cap Equity Fund	111,272,124
	TOTAL U.S. EQUITY	1,432,514,526

	TOTAL TIAA-CREF FUNDS	2,446,443,425
	(Cost $2,025,957,062)

	TOTAL INVESTMENTS - 99.8%	2,446,443,425
	(Cost $2,025,957,062)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	4,322,790
	NET ASSETS - 100.0%	$2,450,766,215

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 9.9%
14,548,047	TIAA-CREF Bond Plus Fund	$156,827,944
15,280,130	TIAA-CREF High-Yield Fund	159,066,154
	TOTAL FIXED INCOME	315,894,098

INTERNATIONAL EQUITY - 26.9%
13,805,100	TIAA-CREF Emerging Markets Equity Fund	160,829,416
25,534,152	TIAA-CREF Enhanced International Equity Index Fund	212,699,488
4,735,518	TIAA-CREF Global Natural Resources Fund	48,728,484
19,537,970	TIAA-CREF International Equity Fund	224,882,030
19,789,436	TIAA-CREF International Opportunities Fund	216,496,430
	TOTAL INTERNATIONAL EQUITY	863,635,848

SHORT-TERM FIXED INCOME - 0.0%
273,442	TIAA-CREF Money Market Fund	273,442
	TOTAL SHORT-TERM FIXED INCOME	273,442

U.S. EQUITY - 63.0%
31,567,717	TIAA-CREF Enhanced Large-Cap Growth Index Fund	381,338,025
33,104,138	TIAA-CREF Enhanced Large-Cap Value Index Fund	372,421,558
24,598,165	TIAA-CREF Growth & Income Fund	319,038,203
23,301,354	TIAA-CREF Large-Cap Growth Fund	379,579,062
19,655,176	TIAA-CREF Large-Cap Value Fund	371,286,281
831,486	TIAA-CREF Mid-Cap Growth Fund	20,196,801
738,376	TIAA-CREF Mid-Cap Value Fund	18,570,166
8,102,094	TIAA-CREF Small-Cap Equity Fund	156,451,435
	TOTAL U.S. EQUITY	2,018,881,531

	TOTAL TIAA-CREF FUNDS	3,198,684,919
	(Cost $2,593,525,872)

	TOTAL INVESTMENTS - 99.8%	3,198,684,919
	(Cost $2,593,525,872)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	6,132,060
	NET ASSETS - 100.0%	$3,204,816,979

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 9.9%
4,845,022	TIAA-CREF Bond Plus Fund	$52,229,341
5,022,865	TIAA-CREF High-Yield Fund	52,288,020
	TOTAL FIXED INCOME	104,517,361

INTERNATIONAL EQUITY - 27.1%
4,557,649	TIAA-CREF Emerging Markets Equity Fund	53,096,615
8,561,776	TIAA-CREF Enhanced International Equity Index Fund	71,319,594
1,553,824	TIAA-CREF Global Natural Resources Fund	15,988,852
6,465,517	TIAA-CREF International Equity Fund	74,418,101
6,482,926	TIAA-CREF International Opportunities Fund	70,923,205
	TOTAL INTERNATIONAL EQUITY	285,746,367

SHORT-TERM FIXED INCOME - 0.0%
81,020	TIAA-CREF Money Market Fund	81,020
	TOTAL SHORT-TERM FIXED INCOME	81,020

U.S. EQUITY - 62.8%
10,355,086	TIAA-CREF Enhanced Large-Cap Growth Index Fund	125,089,442
10,867,534	TIAA-CREF Enhanced Large-Cap Value Index Fund	122,259,755
8,071,420	TIAA-CREF Growth & Income Fund	104,686,317
7,644,748	TIAA-CREF Large-Cap Growth Fund	124,532,948
6,439,888	TIAA-CREF Large-Cap Value Fund	121,649,483
273,629	TIAA-CREF Mid-Cap Growth Fund	6,646,445
242,327	TIAA-CREF Mid-Cap Value Fund	6,094,523
2,665,916	TIAA-CREF Small-Cap Equity Fund	51,478,832
	TOTAL U.S. EQUITY	662,437,745

	TOTAL TIAA-CREF FUNDS	1,052,782,493
	(Cost $866,750,259)

	TOTAL INVESTMENTS - 99.8%	1,052,782,493
	(Cost $866,750,259)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,337,845
	NET ASSETS - 100.0%	$1,055,120,338

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 9.9%
2,779,822	TIAA-CREF Bond Plus Fund	$29,966,477
2,883,324	TIAA-CREF High-Yield Fund	30,015,403
	TOTAL FIXED INCOME	59,981,880

INTERNATIONAL EQUITY - 27.1%
2,615,412	TIAA-CREF Emerging Markets Equity Fund	30,469,548
4,899,331	TIAA-CREF Enhanced International Equity Index Fund	40,811,425
891,877	TIAA-CREF Global Natural Resources Fund	9,177,414
3,710,245	TIAA-CREF International Equity Fund	42,704,920
3,723,440	TIAA-CREF International Opportunities Fund	40,734,437
	TOTAL INTERNATIONAL EQUITY	163,897,744

SHORT-TERM FIXED INCOME - 0.0%
41,882	TIAA-CREF Money Market Fund	41,882
	TOTAL SHORT-TERM FIXED INCOME	41,882

U.S. EQUITY - 62.8%
5,945,154	TIAA-CREF Enhanced Large-Cap Growth Index Fund	71,817,461
6,236,738	TIAA-CREF Enhanced Large-Cap Value Index Fund	70,163,304
4,632,899	TIAA-CREF Growth & Income Fund	60,088,705
4,387,316	TIAA-CREF Large-Cap Growth Fund	71,469,376
3,695,621	TIAA-CREF Large-Cap Value Fund	69,810,278
157,201	TIAA-CREF Mid-Cap Growth Fund	3,818,412
139,069	TIAA-CREF Mid-Cap Value Fund	3,497,578
1,530,473	TIAA-CREF Small-Cap Equity Fund	29,553,430
	TOTAL U.S. EQUITY	380,218,544

	TOTAL TIAA-CREF FUNDS	604,140,050
	(Cost $502,656,173)

	TOTAL INVESTMENTS - 99.8%	604,140,050
	(Cost $502,656,173)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,346,038
	NET ASSETS - 100.0%	$605,486,088

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.4%(a)

FIXED INCOME - 10.0%
422,806	TIAA-CREF Bond Plus Fund	$4,557,854
436,205	TIAA-CREF High-Yield Fund	4,540,889
	TOTAL FIXED INCOME	9,098,743

INTERNATIONAL EQUITY - 27.4%
396,473	TIAA-CREF Emerging Markets Equity Fund	4,618,909
749,522	TIAA-CREF Enhanced International Equity Index Fund	6,243,516
139,283	TIAA-CREF Global Natural Resources Fund	1,433,219
562,441	TIAA-CREF International Equity Fund	6,473,695
565,382	TIAA-CREF International Opportunities Fund	6,185,280
	TOTAL INTERNATIONAL EQUITY	24,954,619

SHORT-TERM FIXED INCOME - 0.0%
6,591	TIAA-CREF Money Market Fund	6,591
	TOTAL SHORT-TERM FIXED INCOME	6,591

U.S. EQUITY - 63.0%
899,531	TIAA-CREF Enhanced Large-Cap Growth Index Fund	10,866,340
943,309	TIAA-CREF Enhanced Large-Cap Value Index Fund	10,612,221
700,937	TIAA-CREF Growth & Income Fund	9,091,150
663,979	TIAA-CREF Large-Cap Growth Fund	10,816,220
559,057	TIAA-CREF Large-Cap Value Fund	10,560,591
23,734	TIAA-CREF Mid-Cap Growth Fund	576,495
21,026	TIAA-CREF Mid-Cap Value Fund	528,807
231,467	TIAA-CREF Small-Cap Equity Fund	4,469,622
	TOTAL U.S. EQUITY	57,521,446

	TOTAL TIAA-CREF FUNDS	91,581,399
	(Cost $81,328,487)

	TOTAL INVESTMENTS - 100.4%	91,581,399
	(Cost $81,328,487)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%	(342,554)
	NET ASSETS - 100.0%	$91,238,845

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2014, there were no transfers between levels by the Funds.

As of August 31, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$75,513,293	$8,167,542	$578,644	$(3,483)	$428,686	$83,348,320
TIAA-CREF Bond Plus	33,001,056	1,818,753	89,940	(274)	227,156	34,862,524
TIAA-CREF Emerging Markets Equity	7,414,628	462,480	146,434	1,601	—	8,091,454
TIAA-CREF Enhanced International Equity Index	9,001,491	438,275	98,795	802	—	9,210,855
TIAA-CREF Enhanced Large-Cap Growth Index	16,044,408	952,601	454,105	15,530	—	17,349,490
TIAA-CREF Enhanced Large-Cap Value Index	15,524,166	913,566	218,546	11,079	—	16,945,952
TIAA-CREF Global Natural Resources	1,957,141	232,590	15,041	(218)	—	2,205,671
TIAA-CREF Growth & Income	13,356,160	591,292	172,189	13,135	38,891	14,441,240
TIAA-CREF High-Yield	12,026,222	515,663	2,857,073	(15,317)	158,035	9,632,158
TIAA-CREF Inflation-Linked Bond	15,258,903	1,189,090	365,543	(1,870)	195,866	16,005,835
TIAA-CREF International Equity	9,906,118	827,952	316,134	(1,382)	—	10,026,442
TIAA-CREF International Opportunities	9,688,239	741,038	288,283	(1,526)	—	10,037,697
TIAA-CREF Large-Cap Growth	15,996,113	952,240	836,097	46,251	—	17,181,497
TIAA-CREF Large-Cap Value	15,337,765	1,099,393	371,058	2,365	—	16,759,573
TIAA-CREF Mid-Cap Growth	395,871	62,781	49,663	2,314	—	430,853
TIAA-CREF Mid-Cap Value	287,167	65,224	11,745	(18)	—	352,666
TIAA-CREF Money Market	27,890	—	—	—	—	27,890
TIAA-CREF Short-Term Bond	44,861,967	3,167,279	297,431	(690)	151,772	47,644,059
TIAA-CREF Small-Cap Equity	6,464,858	495,635	81,417	(1,582)	—	7,096,780
	$302,063,456	$22,693,394	$7,248,138	$66,717	$1,200,406	$321,650,956
13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2010 Fund
TIAA-CREF Bond	$257,660,401	$14,370,966	$8,558,921	$(34,339)	$1,401,771	$264,198,419
TIAA-CREF Bond Plus	118,303,534	1,388,342	3,778,404	12,836	782,073	116,342,768
TIAA-CREF Emerging Markets Equity	29,767,861	547,980	1,568,314	28,077	—	30,149,452
TIAA-CREF Enhanced International Equity Index	37,739,461	171,918	1,872,794	51,981	—	35,542,053
TIAA-CREF Enhanced Large-Cap Growth Index	66,381,857	898,462	4,257,147	299,284	—	66,189,786
TIAA-CREF Enhanced Large-Cap Value Index	64,293,019	471,668	3,094,925	157,858	—	64,545,188
TIAA-CREF Global Natural Resources	8,096,288	290,429	101,506	2,531	—	8,414,842
TIAA-CREF Growth & Income	55,397,980	422,759	3,285,883	216,787	156,961	55,159,535
TIAA-CREF High-Yield	43,099,822	139,596	10,986,641	(5,345)	542,460	32,065,955
TIAA-CREF Inflation-Linked Bond	55,786,085	2,718,090	2,404,555	(972)	706,804	55,809,428
TIAA-CREF International Equity	40,670,253	1,685,140	2,569,095	49,817	—	38,275,660
TIAA-CREF International Opportunities	39,478,347	599,385	1,504,636	(436)	—	38,171,577
TIAA-CREF Large-Cap Growth	66,321,001	839,407	5,690,408	365,243	—	65,692,529
TIAA-CREF Large-Cap Value	63,500,669	602,096	2,652,812	118,074	—	64,208,929
TIAA-CREF Mid-Cap Growth	2,103,822	56,301	240,738	17,754	—	2,026,621
TIAA-CREF Mid-Cap Value	1,669,288	37,386	43,735	1,368	—	1,727,574
TIAA-CREF Money Market	58,956	—	—	—	—	58,956
TIAA-CREF Short-Term Bond	106,831,865	1,479,496	2,174,766	(19,876)	347,262	105,932,499
TIAA-CREF Small-Cap Equity	26,815,469	484,943	1,084,306	39,742	—	27,095,454
	$1,083,975,978	$27,204,364	$55,869,586	$1,300,384	$3,937,331	$1,071,607,225

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2015 Fund
TIAA-CREF Bond	$372,237,572	$25,272,225	$3,823,383	$78,459	$2,061,697	$394,806,681
TIAA-CREF Bond Plus	184,237,639	2,018,066	1,922,041	73,412	1,232,368	185,023,236
TIAA-CREF Emerging Markets Equity	50,749,909	880,085	1,446,652	176,903	—	52,601,693
TIAA-CREF Enhanced International Equity Index	66,357,900	146,691	2,057,536	457,635	—	63,565,084
TIAA-CREF Enhanced Large-Cap Growth Index	115,633,910	1,563,612	5,035,941	1,638,442	—	117,766,476
TIAA-CREF Enhanced Large-Cap Value Index	112,060,496	937,037	3,481,328	1,268,404	—	114,590,894
TIAA-CREF Global Natural Resources	14,115,776	802,053	205,114	24,527	—	14,941,095
TIAA-CREF Growth & Income	96,588,544	1,718,993	4,469,910	1,728,063	279,133	98,536,214
TIAA-CREF High-Yield	66,291,417	984,290	15,987,837	1,070,271	854,340	50,992,240
TIAA-CREF Inflation-Linked Bond	86,443,603	4,407,777	1,578,358	112,935	1,115,225	88,831,982
TIAA-CREF International Equity	71,720,947	3,409,155	4,214,405	1,273,716	—	68,221,423
TIAA-CREF International Opportunities	69,292,382	1,010,317	1,830,420	198,957	—	67,764,735
TIAA-CREF Large-Cap Growth	115,581,883	2,129,670	8,401,214	3,955,050	—	116,809,551
TIAA-CREF Large-Cap Value	110,570,486	2,138,716	3,087,464	1,198,030	—	114,485,187
TIAA-CREF Mid-Cap Growth	4,237,343	153,419	421,124	73,179	—	4,188,926
TIAA-CREF Mid-Cap Value	3,492,719	14,457	71,462	22,538	—	3,572,840
TIAA-CREF Money Market	143,145	—	—	—	—	143,145
TIAA-CREF Short-Term Bond	100,088,040	1,845,130	846,151	35,409	328,552	100,894,999
TIAA-CREF Small-Cap Equity	46,799,203	943,031	1,060,115	424,518	—	48,230,726
	$1,686,642,914	$50,374,724	$59,940,455	$13,810,448	$5,871,315	$1,705,967,127
14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2020 Fund
TIAA-CREF Bond	$432,819,374	$45,515,046	$5,244,990	$125,366	$2,435,456	$474,451,677
TIAA-CREF Bond Plus	265,537,206	6,163,255	1,495,951	74,779	1,792,359	271,218,425
TIAA-CREF Emerging Markets Equity	82,231,577	2,597,611	2,051,168	249,925	—	86,711,235
TIAA-CREF Enhanced International Equity Index	110,984,123	1,803,920	2,557,604	614,415	—	108,708,439
TIAA-CREF Enhanced Large-Cap Growth Index	191,871,024	5,601,078	7,487,474	2,697,585	—	199,390,733
TIAA-CREF Enhanced Large-Cap Value Index	185,845,682	5,214,054	4,701,740	1,830,856	—	194,880,575
TIAA-CREF Global Natural Resources	23,485,203	1,964,396	403,650	47,377	—	25,421,335
TIAA-CREF Growth & Income	160,320,929	4,089,692	5,532,334	2,212,684	463,468	166,740,433
TIAA-CREF High-Yield	101,368,751	2,336,532	23,639,835	2,125,818	1,315,063	79,615,741
TIAA-CREF Inflation-Linked Bond	85,827,983	6,607,285	1,268,993	113,834	1,118,337	90,736,877
TIAA-CREF International Equity	119,049,072	5,110,967	3,817,602	1,172,714	—	115,797,131
TIAA-CREF International Opportunities	114,520,343	2,938,920	2,055,234	232,502	—	114,215,369
TIAA-CREF Large-Cap Growth	191,881,975	2,688,643	9,112,403	4,753,955	—	197,977,136
TIAA-CREF Large-Cap Value	183,872,882	5,817,329	4,202,414	1,674,220	—	193,636,035
TIAA-CREF Mid-Cap Growth	8,061,533	374,124	582,525	121,624	—	8,272,715
TIAA-CREF Mid-Cap Value	6,796,303	311,589	73,533	24,349	—	7,307,697
TIAA-CREF Money Market	191,587	—	—	—	—	191,587
TIAA-CREF Short-Term Bond	85,802,974	3,644,402	257,407	10,233	286,541	89,023,939
TIAA-CREF Small-Cap Equity	77,674,226	2,914,167	1,712,641	746,951	—	81,476,994
	$2,428,142,747	$105,693,010	$76,197,498	$18,829,187	$7,411,224	$2,505,774,073

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2025 Fund
TIAA-CREF Bond	$316,073,151	$44,442,685	$4,737,047	$112,247	$1,787,472	$356,794,498
TIAA-CREF Bond Plus	260,210,406	6,241,496	905,714	46,350	1,755,853	266,541,557
TIAA-CREF Emerging Markets Equity	90,995,416	2,850,533	2,018,206	260,807	—	96,190,040
TIAA-CREF Enhanced International Equity Index	125,978,380	2,152,217	2,433,145	615,628	—	123,947,147
TIAA-CREF Enhanced Large-Cap Growth Index	216,250,322	6,597,925	7,870,006	3,330,149	—	225,575,682
TIAA-CREF Enhanced Large-Cap Value Index	210,026,229	5,254,876	4,680,344	1,919,569	—	220,223,649
TIAA-CREF Global Natural Resources	26,493,415	2,096,795	240,396	28,875	—	28,775,573
TIAA-CREF Growth & Income	180,871,988	4,571,354	5,540,047	2,351,815	523,231	188,788,322
TIAA-CREF High-Yield	125,756,792	2,093,584	22,749,759	2,077,837	1,631,678	104,559,533
TIAA-CREF Inflation-Linked Bond	37,116,815	3,913,411	41,062	1,919	489,633	40,808,382
TIAA-CREF International Equity	134,301,967	5,517,203	3,042,676	971,655	—	131,596,362
TIAA-CREF International Opportunities	128,737,394	3,425,459	2,073,547	244,952	—	128,748,037
TIAA-CREF Large-Cap Growth	216,537,079	3,515,225	10,356,228	5,734,843	—	223,865,444
TIAA-CREF Large-Cap Value	207,810,726	6,425,515	4,295,015	1,734,790	—	219,139,670
TIAA-CREF Mid-Cap Growth	9,989,507	425,054	689,085	162,452	—	10,245,469
TIAA-CREF Mid-Cap Value	8,524,379	315,323	16,344	5,578	—	9,165,512
TIAA-CREF Money Market	187,740	—	—	—	—	187,740
TIAA-CREF Short-Term Bond	37,118,614	2,935,981	55,688	566	126,591	39,926,604
TIAA-CREF Small-Cap Equity	87,694,063	3,168,028	1,297,347	614,115	—	92,479,462
	$2,420,674,383	$105,942,664	$73,041,656	$20,214,147	$6,314,458	$2,507,558,683
15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2030 Fund
TIAA-CREF Bond	$209,864,237	$40,333,443	$4,268,959	$97,198	$1,198,268	$246,636,400
TIAA-CREF Bond Plus	210,095,960	10,072,131	767,796	38,890	1,433,982	220,218,109
TIAA-CREF Emerging Markets Equity	95,852,318	2,964,369	1,703,774	231,938	—	101,716,137
TIAA-CREF Enhanced International Equity Index	135,444,809	2,253,879	2,183,096	557,149	—	133,616,756
TIAA-CREF Enhanced Large-Cap Growth Index	231,168,373	7,229,512	7,928,239	3,610,923	—	241,830,795
TIAA-CREF Enhanced Large-Cap Value Index	224,447,404	5,579,624	4,037,538	1,790,453	—	236,315,952
TIAA-CREF Global Natural Resources	28,344,729	2,276,101	198,470	21,146	—	30,876,768
TIAA-CREF Growth & Income	193,459,428	4,802,616	5,434,544	2,440,713	560,469	202,351,148
TIAA-CREF High-Yield	138,906,594	2,124,751	20,577,034	1,879,525	1,810,900	119,870,502
TIAA-CREF International Equity	143,160,684	5,866,486	2,151,986	703,985	—	141,326,746
TIAA-CREF International Opportunities	137,303,314	3,924,287	2,041,129	252,035	—	137,754,118
TIAA-CREF Large-Cap Growth	231,638,478	3,897,797	10,221,605	5,868,941	—	240,516,221
TIAA-CREF Large-Cap Value	222,145,278	6,580,129	3,382,054	1,404,804	—	235,205,597
TIAA-CREF Mid-Cap Growth	11,456,911	424,220	715,727	193,054	—	11,763,176
TIAA-CREF Mid-Cap Value	9,873,069	440,010	—	—	—	10,712,950
TIAA-CREF Money Market	180,563	—	—	—	—	180,563
TIAA-CREF Small-Cap Equity	93,886,903	2,688,088	575,728	301,095	—	99,097,113
	$2,317,229,052	$101,457,443	$66,187,679	$19,391,849	$5,003,619	$2,409,989,051

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2035 Fund
TIAA-CREF Bond	$97,348,080	$37,449,500	$411,985	$10,289	$585,972	$134,794,284
TIAA-CREF Bond Plus	141,654,456	5,882,096	3,662,604	173,526	954,750	144,400,515
TIAA-CREF Emerging Markets Equity	106,507,837	6,225,499	3,132,507	412,785	—	114,705,413
TIAA-CREF Enhanced International Equity Index	152,954,117	2,802,665	2,920,889	759,450	—	150,699,272
TIAA-CREF Enhanced Large-Cap Growth Index	260,511,037	7,218,968	9,778,968	4,522,229	—	270,719,075
TIAA-CREF Enhanced Large-Cap Value Index	252,987,277	4,886,385	5,296,453	2,366,871	—	264,155,377
TIAA-CREF Global Natural Resources	31,866,241	2,426,022	212,931	22,794	—	34,593,485
TIAA-CREF Growth & Income	217,523,556	5,503,742	6,910,147	3,185,102	631,726	226,795,933
TIAA-CREF High-Yield	141,788,819	2,590,144	21,922,436	1,873,327	1,837,575	121,862,970
TIAA-CREF International Equity	161,440,700	7,377,262	3,834,827	1,285,114	—	158,763,596
TIAA-CREF International Opportunities	153,898,259	4,221,203	2,589,903	319,970	—	153,922,851
TIAA-CREF Large-Cap Growth	260,271,142	3,426,997	11,414,293	6,428,659	—	269,336,803
TIAA-CREF Large-Cap Value	250,877,470	6,671,477	4,998,298	2,195,806	—	263,665,593
TIAA-CREF Mid-Cap Growth	13,563,166	445,668	835,395	231,361	—	13,878,629
TIAA-CREF Mid-Cap Value	11,774,192	484,883	44,150	15,701	—	12,690,992
TIAA-CREF Money Market	186,513	—	—	—	—	186,513
TIAA-CREF Small-Cap Equity	105,740,004	3,753,136	1,725,833	945,630	—	111,272,124
	$2,360,892,866	$101,365,647	$79,691,619	$24,748,614	$4,010,023	$2,446,443,425
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2040 Fund
TIAA-CREF Bond Plus	$123,129,110	$35,440,789	$2,308,692	$84,965	$853,566	$156,827,944
TIAA-CREF Emerging Markets Equity	147,943,801	8,756,588	2,974,361	398,386	—	160,829,416
TIAA-CREF Enhanced International Equity Index	216,059,869	2,659,756	2,984,240	793,552	—	212,699,488
TIAA-CREF Enhanced Large-Cap Growth Index	366,328,859	9,098,503	12,032,123	5,625,253	—	381,338,025
TIAA-CREF Enhanced Large-Cap Value Index	354,751,443	6,815,887	5,407,977	2,462,421	—	372,421,558
TIAA-CREF Global Natural Resources	44,739,857	3,291,648	—	—	—	48,728,484
TIAA-CREF Growth & Income	305,150,208	7,351,159	8,479,989	3,987,524	885,936	319,038,203
TIAA-CREF High-Yield	185,333,351	3,719,461	29,195,503	2,107,112	2,404,265	159,066,154
TIAA-CREF International Equity	226,592,970	11,784,479	4,737,852	1,614,996	—	224,882,030
TIAA-CREF International Opportunities	214,352,348	4,931,998	496,347	61,766	—	216,496,430
TIAA-CREF Large-Cap Growth	364,287,940	6,576,591	15,266,635	8,645,548	—	379,579,062
TIAA-CREF Large-Cap Value	351,751,567	9,489,373	5,558,757	2,467,968	—	371,286,281
TIAA-CREF Mid-Cap Growth	19,655,179	664,118	1,147,389	340,612	—	20,196,801
TIAA-CREF Mid-Cap Value	17,151,603	713,770	—	—	—	18,570,166
TIAA-CREF Money Market	273,442	—	—	—	—	273,442
TIAA-CREF Small-Cap Equity	148,458,630	4,074,127	982,368	538,381	—	156,451,435
	$3,085,960,177	$115,368,247	$91,572,233	$29,128,484	$4,143,767	$3,198,684,919

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$38,696,961	$13,694,075	$349,721	$(2,145)	$274,665	$52,229,341
TIAA-CREF Emerging Markets Equity	46,318,843	5,163,343	662,071	(9,921)	—	53,096,615
TIAA-CREF Enhanced International Equity Index	67,543,365	5,441,659	669,879	4,591	—	71,319,594
TIAA-CREF Enhanced Large-Cap Growth Index	115,312,197	6,067,013	2,073,148	11,948	—	125,089,442
TIAA-CREF Enhanced Large-Cap Value Index	111,491,037	5,687,893	150,175	576	—	122,259,755
TIAA-CREF Global Natural Resources	14,186,862	1,683,229	104,134	496	—	15,988,852
TIAA-CREF Growth & Income	95,892,930	4,870,875	892,901	(7,273)	280,282	104,686,317
TIAA-CREF High-Yield	58,246,499	2,882,669	8,590,516	(95,370)	773,851	52,288,020
TIAA-CREF International Equity	70,816,942	7,427,633	989,674	2,641	—	74,418,101
TIAA-CREF International Opportunities	67,401,417	4,419,758	156,385	(1,687)	—	70,923,205
TIAA-CREF Large-Cap Growth	114,652,928	5,269,028	3,105,203	62,961	—	124,532,948
TIAA-CREF Large-Cap Value	111,024,956	6,642,775	1,022,427	3,911	—	121,649,483
TIAA-CREF Mid-Cap Growth	6,120,983	351,797	152,427	(3,051)	—	6,646,445
TIAA-CREF Mid-Cap Value	5,368,356	505,494	—	—	—	6,094,523
TIAA-CREF Money Market	81,020	—	—	—	—	81,020
TIAA-CREF Small-Cap Equity	46,698,816	3,215,672	—	—	—	51,478,832
	$969,854,112	$73,322,913	$18,918,661	$(32,323)	$1,328,798	$1,052,782,493
17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$21,812,428	$8,057,542	$11,230	$(72)	$156,374	$29,966,477
TIAA-CREF Emerging Markets Equity	26,128,159	3,142,412	92,424	(1,794)	—	30,469,548
TIAA-CREF Enhanced International Equity Index	38,087,943	3,417,932	118,619	413	—	40,811,425
TIAA-CREF Enhanced Large-Cap Growth Index	64,998,415	4,164,577	633,374	839	—	71,817,461
TIAA-CREF Enhanced Large-Cap Value Index	62,844,457	4,350,245	—	—	—	70,163,304
TIAA-CREF Global Natural Resources	7,999,434	1,074,860	21,009	100	—	9,177,414
TIAA-CREF Growth & Income	54,052,244	3,303,811	—	—	158,306	60,088,705
TIAA-CREF High-Yield	32,831,958	1,840,623	4,514,957	(51,386)	440,295	30,015,403
TIAA-CREF International Equity	39,900,116	4,780,103	351,852	(114)	—	42,704,920
TIAA-CREF International Opportunities	37,976,638	3,181,389	—	—	—	40,734,437
TIAA-CREF Large-Cap Growth	64,626,764	3,554,238	1,100,329	20,029	—	71,469,376
TIAA-CREF Large-Cap Value	62,581,777	4,391,602	—	—	—	69,810,278
TIAA-CREF Mid-Cap Growth	3,447,250	188,727	—	—	—	3,818,412
TIAA-CREF Mid-Cap Value	3,025,997	346,025	—	—	—	3,497,578
TIAA-CREF Money Market	41,882	—	—	—	—	41,882
TIAA-CREF Small-Cap Equity	26,324,831	2,348,711	—	—	—	29,553,430
	$546,680,293	$48,142,797	$6,843,794	$(31,985)	$754,975	$604,140,050

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$3,125,681	$1,470,832	$55,046	$(456)	$23,032	$4,557,854
TIAA-CREF Emerging Markets Equity	3,751,860	767,158	90,728	(5,188)	—	4,618,909
TIAA-CREF Enhanced International Equity Index	5,489,168	929,158	90,236	150	—	6,243,516
TIAA-CREF Enhanced Large-Cap Growth Index	9,313,507	1,301,931	238,815	998	—	10,866,340
TIAA-CREF Enhanced Large-Cap Value Index	9,004,890	1,371,244	206,364	397	—	10,612,221
TIAA-CREF Global Natural Resources	1,145,846	302,798	33,462	(124)	—	1,433,219
TIAA-CREF Growth & Income	7,745,067	1,066,819	127,269	(767)	23,188	9,091,150
TIAA-CREF High-Yield	4,704,638	499,483	643,369	(6,090)	64,746	4,540,889
TIAA-CREF International Equity	5,698,564	1,151,680	139,542	(1,488)	—	6,473,695
TIAA-CREF International Opportunities	5,409,787	914,136	78,047	(2,341)	—	6,185,280
TIAA-CREF Large-Cap Growth	9,260,387	1,239,851	335,721	3,453	—	10,816,220
TIAA-CREF Large-Cap Value	8,967,282	1,361,687	190,136	(333)	—	10,560,591
TIAA-CREF Mid-Cap Growth	501,657	71,537	24,492	(651)	—	576,495
TIAA-CREF Mid-Cap Value	433,592	79,107	2,468	(31)	—	528,807
TIAA-CREF Money Market	6,591	—	—	—	—	6,591
TIAA-CREF Small-Cap Equity	3,772,276	625,641	60,367	(1,990)	—	4,469,622
	$78,330,793	$13,153,062	$2,316,062	$(14,461)	$110,966	$91,581,399
18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$284,619,366	$37,031,590	$—	$37,031,590
Lifecycle 2010	902,989,616	168,617,609	—	168,617,609
Lifecycle 2015	1,535,484,633	170,516,929	(34,435)	170,482,494
Lifecycle 2020	2,213,059,024	292,791,819	(76,770)	292,715,049
Lifecycle 2025	2,171,142,599	337,192,513	(776,429)	336,416,084
Lifecycle 2030	2,036,005,377	373,997,921	(14,247)	373,983,674
Lifecycle 2035	2,025,957,062	420,486,363	—	420,486,363
Lifecycle 2040	2,593,525,872	605,159,047	—	605,159,047
Lifecycle 2045	866,750,259	186,032,234	—	186,032,234
Lifecycle 2050	502,656,173	101,483,877	—	101,483,877
Lifecycle 2055	81,328,487	10,252,912	—	10,252,912
19

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 49.5%
1,652,620	TIAA-CREF Bond Index Fund	$17,980,500
	TOTAL FIXED INCOME	17,980,500

INFLATION-PROTECTED ASSETS - 9.9%
308,458	TIAA-CREF Inflation-Linked Bond Fund	3,618,207
	TOTAL INFLATION-PROTECTED ASSETS	3,618,207

INTERNATIONAL EQUITY - 11.9%
90,944	TIAA-CREF Emerging Markets Equity Index Fund	1,035,856
166,108	TIAA-CREF International Equity Index Fund	3,273,992
	TOTAL INTERNATIONAL EQUITY	4,309,848

U.S. EQUITY - 28.5%
672,480	TIAA-CREF Equity Index Fund	10,369,638
	TOTAL U.S. EQUITY	10,369,638

	TOTAL TIAA-CREF FUNDS	36,278,193
	(Cost $31,240,338)

	TOTAL INVESTMENTS - 99.8%	36,278,193
	(Cost $31,240,338)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	58,092
	NET ASSETS - 100.0%	$36,336,285

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2010 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 46.1%
7,063,843	TIAA-CREF Bond Index Fund	$76,854,608
	TOTAL FIXED INCOME	76,854,608

INFLATION-PROTECTED ASSETS - 7.6%
1,082,706	TIAA-CREF Inflation-Linked Bond Fund	12,700,144
	TOTAL INFLATION-PROTECTED ASSETS	12,700,144

INTERNATIONAL EQUITY - 13.6%
479,051	TIAA-CREF Emerging Markets Equity Index Fund	5,456,391
874,152	TIAA-CREF International Equity Index Fund	17,229,541
	TOTAL INTERNATIONAL EQUITY	22,685,932

U.S. EQUITY - 32.7%
3,541,641	TIAA-CREF Equity Index Fund	54,612,108
	TOTAL U.S. EQUITY	54,612,108

	TOTAL TIAA-CREF FUNDS	166,852,792
	(Cost $139,848,880)

	TOTAL INVESTMENTS - 100.0%	166,852,792
	(Cost $139,848,880)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	(35,288)
	NET ASSETS - 100.0%	$166,817,504

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2015 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 42.4%
11,731,911	TIAA-CREF Bond Index Fund	$127,643,196
	TOTAL FIXED INCOME	127,643,196

INFLATION-PROTECTED ASSETS - 5.6%
1,436,972	TIAA-CREF Inflation-Linked Bond Fund	16,855,676
	TOTAL INFLATION-PROTECTED ASSETS	16,855,676

INTERNATIONAL EQUITY - 15.2%
965,919	TIAA-CREF Emerging Markets Equity Index Fund	11,001,812
1,761,545	TIAA-CREF International Equity Index Fund	34,720,059
	TOTAL INTERNATIONAL EQUITY	45,721,871

U.S. EQUITY - 36.5%
7,127,396	TIAA-CREF Equity Index Fund	109,904,447
	TOTAL U.S. EQUITY	109,904,447

	TOTAL TIAA-CREF FUNDS	300,125,190
	(Cost $248,625,328)

	TOTAL INVESTMENTS - 99.7%	300,125,190
	(Cost $248,625,328)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	886,851
	NET ASSETS - 100.0%	$301,012,041

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2020 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 36.5%
14,980,734	TIAA-CREF Bond Index Fund	$162,990,389
	TOTAL FIXED INCOME	162,990,389

INFLATION-PROTECTED ASSETS - 3.6%
1,374,715	TIAA-CREF Inflation-Linked Bond Fund	16,125,407
	TOTAL INFLATION-PROTECTED ASSETS	16,125,407

INTERNATIONAL EQUITY - 17.5%
1,651,863	TIAA-CREF Emerging Markets Equity Index Fund	18,814,715
3,010,736	TIAA-CREF International Equity Index Fund	59,341,600
	TOTAL INTERNATIONAL EQUITY	78,156,315

U.S. EQUITY - 42.2%
12,192,686	TIAA-CREF Equity Index Fund	188,011,211
	TOTAL U.S. EQUITY	188,011,211

	TOTAL TIAA-CREF FUNDS	445,283,322
	(Cost $366,772,285)

	TOTAL INVESTMENTS - 99.8%	445,283,322
	(Cost $366,772,285)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,055,396
	NET ASSETS - 100.0%	$446,338,718

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2025 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 30.6%
12,767,233	TIAA-CREF Bond Index Fund	$138,907,499
	TOTAL FIXED INCOME	138,907,499

INFLATION-PROTECTED ASSETS - 1.6%
629,006	TIAA-CREF Inflation-Linked Bond Fund	7,378,237
	TOTAL INFLATION-PROTECTED ASSETS	7,378,237

INTERNATIONAL EQUITY - 19.9%
1,906,771	TIAA-CREF Emerging Markets Equity Index Fund	21,718,127
3,477,010	TIAA-CREF International Equity Index Fund	68,531,876
	TOTAL INTERNATIONAL EQUITY	90,250,003

U.S. EQUITY - 47.7%
14,059,768	TIAA-CREF Equity Index Fund	216,801,623
	TOTAL U.S. EQUITY	216,801,623

	TOTAL TIAA-CREF FUNDS	453,337,362
	(Cost $367,565,290)

	TOTAL INVESTMENTS - 99.8%	453,337,362
	(Cost $367,565,290)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,094,933
	NET ASSETS - 100.0%	$454,432,295

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2030 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 24.3%
10,520,200	TIAA-CREF Bond Index Fund	$114,459,780
	TOTAL FIXED INCOME	114,459,780

INTERNATIONAL EQUITY - 22.2%
2,207,034	TIAA-CREF Emerging Markets Equity Index Fund	25,138,113
4,023,758	TIAA-CREF International Equity Index Fund	79,308,277
	TOTAL INTERNATIONAL EQUITY	104,446,390

U.S. EQUITY - 53.3%
16,281,767	TIAA-CREF Equity Index Fund	251,064,841
	TOTAL U.S. EQUITY	251,064,841

	TOTAL TIAA-CREF FUNDS	469,971,011
	(Cost $371,501,029)

	TOTAL INVESTMENTS - 99.8%	469,971,011
	(Cost $371,501,029)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	884,364
	NET ASSETS - 100.0%	$470,855,375

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2035 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 16.4%
6,927,642	TIAA-CREF Bond Index Fund	$75,372,748
	TOTAL FIXED INCOME	75,372,748

INTERNATIONAL EQUITY - 24.5%
2,387,063	TIAA-CREF Emerging Markets Equity Index Fund	27,188,646
4,343,408	TIAA-CREF International Equity Index Fund	85,608,572
	TOTAL INTERNATIONAL EQUITY	112,797,218

U.S. EQUITY - 58.9%
17,573,481	TIAA-CREF Equity Index Fund	270,983,075
	TOTAL U.S. EQUITY	270,983,075

	TOTAL TIAA-CREF FUNDS	459,153,041
	(Cost $355,333,624)

	TOTAL INVESTMENTS - 99.8%	459,153,041
	(Cost $355,333,624)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,088,866
	NET ASSETS - 100.0%	$460,241,907

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2040 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 9.8%
4,920,226	TIAA-CREF Bond Index Fund	$53,532,056
	TOTAL FIXED INCOME	53,532,056

INTERNATIONAL EQUITY - 26.5%
3,048,469	TIAA-CREF Emerging Markets Equity Index Fund	34,722,062
5,547,421	TIAA-CREF International Equity Index Fund	109,339,659
	TOTAL INTERNATIONAL EQUITY	144,061,721

U.S. EQUITY - 63.5%
22,376,739	TIAA-CREF Equity Index Fund	345,049,312
	TOTAL U.S. EQUITY	345,049,312

	TOTAL TIAA-CREF FUNDS	542,643,089
	(Cost $408,021,477)

	TOTAL INVESTMENTS - 99.8%	542,643,089
	(Cost $408,021,477)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,169,988
	NET ASSETS - 100.0%	$543,813,077

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2045 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.8%
2,213,394	TIAA-CREF Bond Index Fund	$24,081,725
	TOTAL FIXED INCOME	24,081,725

INTERNATIONAL EQUITY - 26.5%
1,373,929	TIAA-CREF Emerging Markets Equity Index Fund	15,649,055
2,500,481	TIAA-CREF International Equity Index Fund	49,284,486
	TOTAL INTERNATIONAL EQUITY	64,933,541

U.S. EQUITY - 63.4%
10,048,405	TIAA-CREF Equity Index Fund	154,946,401
	TOTAL U.S. EQUITY	154,946,401

	TOTAL TIAA-CREF FUNDS	243,961,667
	(Cost $192,796,476)

	TOTAL INVESTMENTS - 99.7%	243,961,667
	(Cost $192,796,476)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	614,942
	NET ASSETS - 100.0%	$244,576,609

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2050 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.8%
1,413,262	TIAA-CREF Bond Index Fund	$15,376,286
	TOTAL FIXED INCOME	15,376,286

INTERNATIONAL EQUITY - 26.6%
877,390	TIAA-CREF Emerging Markets Equity Index Fund	9,993,473
1,596,922	TIAA-CREF International Equity Index Fund	31,475,329
	TOTAL INTERNATIONAL EQUITY	41,468,802

U.S. EQUITY - 63.2%
6,401,554	TIAA-CREF Equity Index Fund	98,711,970
	TOTAL U.S. EQUITY	98,711,970

	TOTAL TIAA-CREF FUNDS	155,557,058
	(Cost $122,432,799)

	TOTAL INVESTMENTS - 99.6%	155,557,058
	(Cost $122,432,799)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	588,499
	NET ASSETS - 100.0%	$156,145,557

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS

LIFECYCLE INDEX 2055 FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.8%
306,997	TIAA-CREF Bond Index Fund	$3,340,124
	TOTAL FIXED INCOME	3,340,124

INTERNATIONAL EQUITY - 26.4%
190,535	TIAA-CREF Emerging Markets Equity Index Fund	2,170,197
346,739	TIAA-CREF International Equity Index Fund	6,834,222
	TOTAL INTERNATIONAL EQUITY	9,004,419

U.S. EQUITY - 63.3%
1,396,834	TIAA-CREF Equity Index Fund	21,539,187
	TOTAL U.S. EQUITY	21,539,187

	TOTAL TIAA-CREF FUNDS	33,883,730
	(Cost $28,070,334)

	TOTAL INVESTMENTS - 99.5%	33,883,730
	(Cost $28,070,334)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	154,699
	NET ASSETS - 100.0%	$34,038,429

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

12

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2014, there were no transfers between levels by the Funds.

As of August 31, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$17,318,318	$1,342,351	$733,442	$(10,989)	$95,670	$17,980,500
TIAA-CREF Emerging Markets Equity Index	941,921	81,955	51,585	158	—	1,035,856
TIAA-CREF Equity Index	9,776,225	711,286	585,216	8,837	—	10,369,638
TIAA-CREF Inflation-Linked Bond	3,486,035	327,743	178,990	(11,448)	44,324	3,618,207
TIAA-CREF International Equity Index	3,237,507	234,533	156,885	(13)	—	3,273,992
	$34,760,006	$2,697,868	$1,706,118	$(13,455)	$139,994	$36,278,193
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$73,187,291	$5,165,501	$1,719,884	$(29,239)	$404,598	$76,854,608
TIAA-CREF Emerging Markets Equity Index	4,947,728	276,523	100,845	499	—	5,456,391
TIAA-CREF Equity Index	51,353,161	2,518,567	1,677,489	28,582	—	54,612,108
TIAA-CREF Inflation-Linked Bond	11,952,031	1,087,700	282,363	(18,322)	152,954	12,700,144
TIAA-CREF International Equity Index	17,006,236	904,005	460,215	8,273	—	17,229,541
	$158,446,447	$9,952,296	$4,240,796	$(10,207)	$557,552	$166,852,792
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$120,446,402	$9,544,821	$2,723,745	$(55,155)	$676,905	$127,643,196
TIAA-CREF Emerging Markets Equity Index	9,941,695	577,888	190,925	(1,612)	—	11,001,812
TIAA-CREF Equity Index	103,337,257	3,773,292	2,084,940	(3,495)	—	109,904,447
TIAA-CREF Inflation-Linked Bond	15,724,686	1,537,975	332,949	(23,302)	203,965	16,855,676
TIAA-CREF International Equity Index	34,233,588	1,549,728	603,144	(14,037)	—	34,720,059
	$283,683,628	$16,983,704	$5,935,703	$(97,601)	$880,870	$300,125,190
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$150,802,408	$13,287,099	$1,587,032	$(33,122)	$853,235	$162,990,389
TIAA-CREF Emerging Markets Equity Index	16,700,305	1,083,941	111,160	(3,639)	—	18,814,715
TIAA-CREF Equity Index	173,599,042	7,830,198	1,731,342	10,501	—	188,011,211
TIAA-CREF Inflation-Linked Bond	14,614,119	1,660,990	82,524	(6,493)	192,053	16,125,407
TIAA-CREF International Equity Index	57,510,673	2,859,073	260,993	(912)	—	59,341,600
	$413,226,547	$26,721,301	$3,773,051	$(33,665)	$1,045,288	$445,283,322
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$127,362,829	$11,520,870	$396,469	$(8,795)	$724,568	$138,907,499
TIAA-CREF Emerging Markets Equity Index	19,120,269	1,330,735	49,921	(1,467)	—	21,718,127
TIAA-CREF Equity Index	198,612,185	9,856,368	1,238,403	(5,327)	—	216,801,623
TIAA-CREF Inflation-Linked Bond	6,396,525	1,020,598	9,856	(774)	84,974	7,378,237
TIAA-CREF International Equity Index	65,801,795	3,921,716	300,638	(9,209)	—	68,531,876
	$417,293,603	$27,650,287	$1,995,287	$(25,572)	$809,542	$453,337,362
13

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$103,839,723	$10,807,522	$530,674	$(12,362)	$593,351	$114,459,780
TIAA-CREF Emerging Markets Equity Index	22,040,806	1,688,957	112,367	(3,397)	—	25,138,113
TIAA-CREF Equity Index	229,203,411	11,923,635	1,114,441	2,045	—	251,064,841
TIAA-CREF International Equity Index	75,936,947	4,611,282	206,914	116	—	79,308,277
	$431,020,887	$29,031,396	$1,964,396	$(13,598)	$593,351	$469,971,011
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$67,878,093	$7,725,084	$457,670	$(10,414)	$389,767	$75,372,748
TIAA-CREF Emerging Markets Equity Index	23,778,004	1,918,016	151,360	(5,208)	—	27,188,646
TIAA-CREF Equity Index	247,165,387	13,014,119	1,109,079	(520)	—	270,983,075
TIAA-CREF International Equity Index	81,833,250	5,294,654	386,264	(7,186)	—	85,608,572
	$420,654,734	$27,951,873	$2,104,373	$(23,328)	$389,767	$459,153,041
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$49,939,539	$3,738,556	$302,958	$(6,248)	$281,330	$53,532,056
TIAA-CREF Emerging Markets Equity Index	30,287,947	2,366,536	25,516	(475)	—	34,722,062
TIAA-CREF Equity Index	314,832,411	15,345,169	272,631	284	—	345,049,312
TIAA-CREF International Equity Index	104,237,016	6,600,468	60,373	(503)	—	109,339,659
	$499,296,913	$28,050,729	$661,478	$(6,942)	$281,330	$542,643,089
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$21,772,293	$2,527,169	$290,317	$(6,055)	$124,681	$24,081,725
TIAA-CREF Emerging Markets Equity Index	13,204,916	1,669,363	154,437	(3,574)	—	15,649,055
TIAA-CREF Equity Index	137,258,372	11,423,436	471,672	(95)	—	154,946,401
TIAA-CREF International Equity Index	45,444,517	4,641,032	157,574	(3,083)	—	49,284,486
	$217,680,098	$20,261,000	$1,074,000	$(12,807)	$124,681	$243,961,667
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$13,794,278	$1,637,429	$101,717	$(2,204)	$79,213	$15,376,286
TIAA-CREF Emerging Markets Equity Index	8,366,123	1,059,279	22,063	(862)	—	9,993,473
TIAA-CREF Equity Index	86,962,911	7,609,661	157,303	(5)	—	98,711,970
TIAA-CREF International Equity Index	28,792,300	3,145,631	57,917	(355)	—	31,475,329
	$137,915,612	$13,452,000	$339,000	$(3,426)	$79,213	$155,557,058
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$2,929,927	$408,119	$8,388	$(183)	$17,107	$3,340,124
TIAA-CREF Emerging Markets Equity Index	1,776,982	271,764	5,564	(660)	—	2,170,197
TIAA-CREF Equity Index	18,471,072	2,170,424	31,593	(306)	—	21,539,187
TIAA-CREF International Equity Index	6,115,529	810,443	3,455	(141)	—	6,834,222
	$29,293,510	$3,660,750	$49,000	$(1,290)	$17,107	$33,883,730
14

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$31,240,338	$5,037,855	$—	$5,037,855
Lifecycle Index 2010	139,848,880	27,003,912	—	27,003,912
Lifecycle Index 2015	248,625,328	51,499,862	—	51,499,862
Lifecycle Index 2020	366,772,285	78,511,037	—	78,511,037
Lifecycle Index 2025	367,565,290	85,792,871	(20,799)	85,772,072
Lifecycle Index 2030	371,501,029	98,469,982	—	98,469,982
Lifecycle Index 2035	355,333,624	103,819,417	—	103,819,417
Lifecycle Index 2040	408,021,477	134,621,612	—	134,621,612
Lifecycle Index 2045	192,796,476	51,165,191	—	51,165,191
Lifecycle Index 2050	122,432,799	33,124,259	—	33,124,259
Lifecycle Index 2055	28,070,334	5,813,396	—	5,813,396
15

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.9%
834,502	TIAA-CREF Bond Fund	$8,845,722
860,004	TIAA-CREF Bond Plus Fund	9,270,842
44,778	TIAA-CREF High-Yield Fund	466,137
	TOTAL FIXED INCOME	18,582,701

INTERNATIONAL EQUITY - 6.4%
61,398	TIAA-CREF Emerging Markets Equity Fund	715,285
55,935	TIAA-CREF Enhanced International Equity Index Fund	465,939
15,644	TIAA-CREF Global Natural Resources Fund	160,979
76,294	TIAA-CREF International Equity Fund	878,141
70,096	TIAA-CREF International Opportunities Fund	766,850
	TOTAL INTERNATIONAL EQUITY	2,987,194

SHORT-TERM FIXED INCOME - 39.7%
2,993	TIAA-CREF Money Market Fund	2,993
1,776,469	TIAA-CREF Short-Term Bond Fund	18,510,810
	TOTAL SHORT-TERM FIXED INCOME	18,513,803

U.S. EQUITY - 13.9%
49,995	TIAA-CREF Enhanced Large-Cap Growth Index Fund	603,942
52,372	TIAA-CREF Enhanced Large-Cap Value Index Fund	589,184
108,350	TIAA-CREF Growth & Income Fund	1,405,296
102,637	TIAA-CREF Large-Cap Growth Fund	1,671,952
86,276	TIAA-CREF Large-Cap Value Fund	1,629,752
1,891	TIAA-CREF Mid-Cap Growth Fund	45,941
1,532	TIAA-CREF Mid-Cap Value Fund	38,527
26,805	TIAA-CREF Small-Cap Equity Fund	517,597
	TOTAL U.S. EQUITY	6,502,191

	TOTAL TIAA-CREF FUNDS	46,585,889
	(Cost $44,892,974)

	TOTAL INVESTMENTS - 99.9%	46,585,889
	(Cost $44,892,974)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	49,033
	NET ASSETS - 100.0%	$46,634,922

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 39.7%
782,275	TIAA-CREF Bond Fund	$8,292,117
2,552,508	TIAA-CREF Bond Plus Fund	27,516,041
88,636	TIAA-CREF High-Yield Fund	922,706
	TOTAL FIXED INCOME	36,730,864

INTERNATIONAL EQUITY - 12.2%
198,215	TIAA-CREF Emerging Markets Equity Fund	2,309,205
246,838	TIAA-CREF Enhanced International Equity Index Fund	2,056,163
61,217	TIAA-CREF Global Natural Resources Fund	629,926
298,536	TIAA-CREF International Equity Fund	3,436,151
262,065	TIAA-CREF International Opportunities Fund	2,866,996
	TOTAL INTERNATIONAL EQUITY	11,298,441

SHORT-TERM FIXED INCOME - 19.8%
4,722	TIAA-CREF Money Market Fund	4,722
1,761,357	TIAA-CREF Short-Term Bond Fund	18,353,339
	TOTAL SHORT-TERM FIXED INCOME	18,358,061

U.S. EQUITY - 27.9%
206,986	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,500,386
217,136	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,442,785
423,987	TIAA-CREF Growth & Income Fund	5,499,114
401,631	TIAA-CREF Large-Cap Growth Fund	6,542,571
337,905	TIAA-CREF Large-Cap Value Fund	6,383,017
10,217	TIAA-CREF Mid-Cap Growth Fund	248,170
8,698	TIAA-CREF Mid-Cap Value Fund	218,764
105,051	TIAA-CREF Small-Cap Equity Fund	2,028,537
	TOTAL U.S. EQUITY	25,863,344

	TOTAL TIAA-CREF FUNDS	92,250,710
	(Cost $86,936,440)

	TOTAL INVESTMENTS - 99.6%	92,250,710
	(Cost $86,936,440)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	382,255
	NET ASSETS - 100.0%	$92,632,965

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 39.7%
4,085,088	TIAA-CREF Bond Plus Fund	$44,037,247
108,906	TIAA-CREF High-Yield Fund	1,133,707
	TOTAL FIXED INCOME	45,170,954

INTERNATIONAL EQUITY - 18.1%
340,080	TIAA-CREF Emerging Markets Equity Fund	3,961,936
472,724	TIAA-CREF Enhanced International Equity Index Fund	3,937,793
112,893	TIAA-CREF Global Natural Resources Fund	1,161,669
550,543	TIAA-CREF International Equity Fund	6,336,750
475,489	TIAA-CREF International Opportunities Fund	5,201,850
	TOTAL INTERNATIONAL EQUITY	20,599,998

SHORT-TERM FIXED INCOME - 0.0%
6,346	TIAA-CREF Money Market Fund	6,346
	TOTAL SHORT-TERM FIXED INCOME	6,346

U.S. EQUITY - 42.2%
379,401	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,583,161
397,947	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,476,904
781,886	TIAA-CREF Growth & Income Fund	10,141,058
740,659	TIAA-CREF Large-Cap Growth Fund	12,065,327
623,493	TIAA-CREF Large-Cap Value Fund	11,777,789
25,126	TIAA-CREF Mid-Cap Growth Fund	610,302
22,164	TIAA-CREF Mid-Cap Value Fund	557,435
193,677	TIAA-CREF Small-Cap Equity Fund	3,739,912
	TOTAL U.S. EQUITY	47,951,888

	TOTAL TIAA-CREF FUNDS	113,729,186
	(Cost $104,690,218)

	TOTAL INVESTMENTS - 100.0%	113,729,186
	(Cost $104,690,218)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	47,323
	NET ASSETS - 100.0%	$113,776,509

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.1%(a)

FIXED INCOME - 19.7%
967,997	TIAA-CREF Bond Plus Fund	$10,435,004
53,690	TIAA-CREF High-Yield Fund	558,912
	TOTAL FIXED INCOME	10,993,916

INTERNATIONAL EQUITY - 24.0%
213,035	TIAA-CREF Emerging Markets Equity Fund	2,481,855
314,207	TIAA-CREF Enhanced International Equity Index Fund	2,617,346
73,498	TIAA-CREF Global Natural Resources Fund	756,293
360,406	TIAA-CREF International Equity Fund	4,148,279
309,043	TIAA-CREF International Opportunities Fund	3,380,929
	TOTAL INTERNATIONAL EQUITY	13,384,702

SHORT-TERM FIXED INCOME - 0.0%
3,306	TIAA-CREF Money Market Fund	3,306
	TOTAL SHORT-TERM FIXED INCOME	3,306

U.S. EQUITY - 56.4%
247,161	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,985,703
259,218	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,916,208
510,906	TIAA-CREF Growth & Income Fund	6,626,457
483,967	TIAA-CREF Large-Cap Growth Fund	7,883,824
407,720	TIAA-CREF Large-Cap Value Fund	7,701,836
18,491	TIAA-CREF Mid-Cap Growth Fund	449,148
16,489	TIAA-CREF Mid-Cap Value Fund	414,702
126,609	TIAA-CREF Small-Cap Equity Fund	2,444,815
	TOTAL U.S. EQUITY	31,422,693

	TOTAL TIAA-CREF FUNDS	55,804,617
	(Cost $48,847,601)

	TOTAL INVESTMENTS - 100.1%	55,804,617
	(Cost $48,847,601)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(56,470)
	NET ASSETS - 100.0%	$55,748,147

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

INTERNATIONAL EQUITY - 29.8%
227,284	TIAA-CREF Emerging Markets Equity Fund	$2,647,863
346,617	TIAA-CREF Enhanced International Equity Index Fund	2,887,315
80,233	TIAA-CREF Global Natural Resources Fund	825,598
393,318	TIAA-CREF International Equity Fund	4,527,093
333,789	TIAA-CREF International Opportunities Fund	3,651,655
	TOTAL INTERNATIONAL EQUITY	14,539,524

SHORT-TERM FIXED INCOME - 0.0%
4,048	TIAA-CREF Money Market Fund	4,048
	TOTAL SHORT-TERM FIXED INCOME	4,048

U.S. EQUITY - 70.1%
268,324	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,241,358
281,535	TIAA-CREF Enhanced Large-Cap Value Index Fund	3,167,266
555,309	TIAA-CREF Growth & Income Fund	7,202,358
526,369	TIAA-CREF Large-Cap Growth Fund	8,574,549
443,380	TIAA-CREF Large-Cap Value Fund	8,375,450
21,489	TIAA-CREF Mid-Cap Growth Fund	521,967
19,239	TIAA-CREF Mid-Cap Value Fund	483,853
137,719	TIAA-CREF Small-Cap Equity Fund	2,659,362
	TOTAL U.S. EQUITY	34,226,163

	TOTAL TIAA-CREF FUNDS	48,769,735
	(Cost $40,810,785)

	TOTAL INVESTMENTS - 99.9%	48,769,735
	(Cost $40,810,785)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	62,470
	NET ASSETS - 100.0%	$48,832,205

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

6

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2014, there were no transfers between levels by the Funds.

As of August 31, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifestyle Income Fund
TIAA-CREF Bond	$7,200,882	$1,652,488	$34,612	$(106)	$42,394	$8,845,722
TIAA-CREF Bond Plus	7,992,250	1,296,375	53,067	(192)	56,584	9,270,842
TIAA-CREF Emerging Markets Equity	603,474	96,145	14,257	384	—	715,285
TIAA-CREF Enhanced International Equity Index	419,568	55,751	3,098	184	—	465,939
TIAA-CREF Enhanced Large-Cap Growth Index	510,092	69,997	2,534	280	—	603,942
TIAA-CREF Enhanced Large-Cap Value Index	492,875	72,725	446	34	—	589,184
TIAA-CREF Global Natural Resources	130,749	28,211	—	—	—	160,979
TIAA-CREF Growth & Income	1,186,424	159,455	2,091	(7)	3,479	1,405,296
TIAA-CREF High-Yield	796,759	57,698	384,397	(192)	10,491	466,137
TIAA-CREF International Equity	787,186	141,219	19,137	2,892	—	878,141
TIAA-CREF International Opportunities	672,666	109,832	9,013	545	—	766,850
TIAA-CREF Large-Cap Growth	1,417,557	184,466	27,472	3,295	—	1,671,952
TIAA-CREF Large-Cap Value	1,365,362	218,764	17,990	1,559	—	1,629,752
TIAA-CREF Mid-Cap Growth	38,628	8,953	3,804	225	—	45,941
TIAA-CREF Mid-Cap Value	28,512	9,081	321	45	—	38,527
TIAA-CREF Money Market	2,993	—	—	—	—	2,993
TIAA-CREF Short-Term Bond	15,927,872	2,659,364	44,602	(56)	55,237	18,510,810
TIAA-CREF Small-Cap Equity	430,445	79,180	7,222	938	—	517,597
	$40,004,294	$6,899,704	$624,063	$9,828	$168,185	$46,585,889
7

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifestyle Conservative Fund
TIAA-CREF Bond	$6,267,190	$2,134,242	$135,027	$(529)	$37,577	$8,292,117
TIAA-CREF Bond Plus	23,367,610	4,146,222	103,348	(255)	167,452	27,516,041
TIAA-CREF Emerging Markets Equity	1,913,523	306,596	6,576	(23)	—	2,309,205
TIAA-CREF Enhanced International Equity Index	1,826,544	258,849	718	(10)	—	2,056,163
TIAA-CREF Enhanced Large-Cap Growth Index	2,114,162	286,434	10,249	(115)	—	2,500,386
TIAA-CREF Enhanced Large-Cap Value Index	2,043,161	311,426	11,514	(82)	—	2,442,785
TIAA-CREF Global Natural Resources	513,250	108,863	—	—	—	629,926
TIAA-CREF Growth & Income	4,619,489	673,194	34,014	(626)	13,660	5,499,114
TIAA-CREF High-Yield	1,561,905	148,914	780,184	(3,029)	20,683	922,706
TIAA-CREF International Equity	3,060,230	511,609	9,130	(685)	—	3,436,151
TIAA-CREF International Opportunities	2,493,181	402,787	2,117	(87)	—	2,866,996
TIAA-CREF Large-Cap Growth	5,513,932	705,211	59,525	3,912	—	6,542,571
TIAA-CREF Large-Cap Value	5,340,590	808,119	14,517	(91)	—	6,383,017
TIAA-CREF Mid-Cap Growth	210,397	31,850	5,428	(243)	—	248,170
TIAA-CREF Mid-Cap Value	170,964	43,053	2,599	(70)	—	218,764
TIAA-CREF Money Market	4,722	—	—	—	—	4,722
TIAA-CREF Short-Term Bond	15,631,526	2,881,279	128,695	(329)	54,528	18,353,339
TIAA-CREF Small-Cap Equity	1,685,808	296,443	11,699	(425)	—	2,028,537
	$78,338,184	$14,055,091	$1,315,340	$(2,687)	$293,900	$92,250,710
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$38,707,494	$5,834,839	$668,415	$(1,996)	$266,528	$44,037,247
TIAA-CREF Emerging Markets Equity	3,453,727	390,706	51,049	(373)	—	3,961,936
TIAA-CREF Enhanced International Equity Index	3,680,683	352,019	41,009	2,320	—	3,937,793
TIAA-CREF Enhanced Large-Cap Growth Index	4,073,689	372,545	68,203	(51)	—	4,583,161
TIAA-CREF Enhanced Large-Cap Value Index	3,944,367	392,893	47,020	322	—	4,476,904
TIAA-CREF Global Natural Resources	995,088	167,582	16,042	87	—	1,161,669
TIAA-CREF Growth & Income	8,976,999	803,889	94,095	(3,612)	25,686	10,141,058
TIAA-CREF High-Yield	2,028,178	98,919	983,402	(3,859)	26,176	1,133,707
TIAA-CREF International Equity	5,942,807	798,760	169,219	9,495	—	6,336,750
TIAA-CREF International Opportunities	4,757,631	579,965	86,926	(1,150)	—	5,201,850
TIAA-CREF Large-Cap Growth	10,724,422	885,729	264,234	2,110	—	12,065,327
TIAA-CREF Large-Cap Value	10,376,182	1,040,130	111,174	(1,403)	—	11,777,789
TIAA-CREF Mid-Cap Growth	549,122	47,562	15,284	(1,205)	—	610,302
TIAA-CREF Mid-Cap Value	471,155	70,579	4,065	404	—	557,435
TIAA-CREF Money Market	6,346	—	—	—	—	6,346
TIAA-CREF Small-Cap Equity	3,265,227	378,868	16,847	(845)	—	3,739,912
	$101,953,117	$12,214,985	$2,636,984	$244	$318,390	$113,729,186
8

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$8,992,716	$1,557,624	$153,665	$(482)	$63,247	$10,435,004
TIAA-CREF Emerging Markets Equity	2,159,856	259,781	43,337	(605)	—	2,481,855
TIAA-CREF Enhanced International Equity Index	2,459,587	238,527	41,988	(892)	—	2,617,346
TIAA-CREF Enhanced Large-Cap Growth Index	2,663,455	253,120	64,131	969	—	2,985,703
TIAA-CREF Enhanced Large-Cap Value Index	2,572,429	270,850	47,771	349	—	2,916,208
TIAA-CREF Global Natural Resources	653,308	110,887	17,570	(12)	—	756,293
TIAA-CREF Growth & Income	5,874,334	565,466	106,618	(2,798	17,264	6,626,457
TIAA-CREF High-Yield	989,284	90,955	514,552	(2,819)	12,964	558,912
TIAA-CREF International Equity	3,886,128	504,704	79,857	2,027	—	4,148,279
TIAA-CREF International Opportunities	3,080,114	414,089	76,285	(2,599)	—	3,380,929
TIAA-CREF Large-Cap Growth	7,005,224	650,824	245,329	16,708	—	7,883,824
TIAA-CREF Large-Cap Value	6,788,966	719,309	111,848	(1,723)	—	7,701,836
TIAA-CREF Mid-Cap Growth	405,355	45,288	22,799	(1,463)	—	449,148
TIAA-CREF Mid-Cap Value	354,533	53,100	7,317	(85)	—	414,702
TIAA-CREF Money Market	3,306	—	—	—	—	3,306
TIAA-CREF Small-Cap Equity	2,145,971	279,508	50,464	(3,792)	—	2,444,815
	$50,034,566	$6,014,032	$1,583,531	$2,783	$93,475	$55,804,617
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,348,330	$209,469	$25,719	$512	$—	$2,647,863
TIAA-CREF Enhanced International Equity Index	2,769,296	186,424	27,034	(474)	—	2,887,315
TIAA-CREF Enhanced Large-Cap Growth Index	2,959,829	164,045	31,386	1,695	—	3,241,358
TIAA-CREF Enhanced Large-Cap Value Index	2,862,070	194,002	23,628	(207)	—	3,167,266
TIAA-CREF Global Natural Resources	727,936	100,803	14,261	(287)	—	825,598
TIAA-CREF Growth & Income	6,537,160	358,723	22,730	593	19,141	7,202,358
TIAA-CREF International Equity	4,332,253	443,582	71,833	(2,515)	—	4,527,093
TIAA-CREF International Opportunities	3,419,404	279,937	9,179	(233)	—	3,651,655
TIAA-CREF Large-Cap Growth	7,821,384	403,127	177,116	21,052	—	8,574,549
TIAA-CREF Large-Cap Value	7,573,903	527,448	67,258	1,487	—	8,375,450
TIAA-CREF Mid-Cap Growth	482,691	27,493	13,467	(952)	—	521,967
TIAA-CREF Mid-Cap Value	425,401	41,851	869	(24)	—	483,853
TIAA-CREF Money Market	4,048	—	—	—	—	4,048
TIAA-CREF Small-Cap Equity	2,389,618	201,346	11,269	(478)	—	2,659,362
	$44,653,323	$3,138,250	$495,749	$20,169	$19,141	$48,769,735
9

TIAA-CREF Lifestyle Funds - Notes to Schedules of Investments (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$44,892,974	$1,692,915	$—	$1,692,915
Lifestyle Conservative	86,936,440	5,314,732	(462)	5,314,270
Lifestyle Moderate	104,690,218	9,038,968	—	9,038,968
Lifestyle Growth	48,847,601	6,957,016	—	6,957,016
Lifestyle Aggressive Growth	40,810,785	7,958,950	—	7,958,950
10

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2014

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 100.0%(a)

FIXED INCOME - 39.5%
26,867,821	TIAA-CREF Bond Plus Fund	$289,635,105
719,979	TIAA-CREF High-Yield Fund	7,494,983
	TOTAL FIXED INCOME	297,130,088

INTERNATIONAL EQUITY - 18.2%
2,254,334	TIAA-CREF Emerging Markets Equity Fund	26,262,995
3,963,987	TIAA-CREF Enhanced International Equity Index Fund	33,020,007
745,960	TIAA-CREF Global Natural Resources Fund	7,675,925
3,061,076	TIAA-CREF International Equity Fund	35,232,987
3,148,079	TIAA-CREF International Opportunities Fund	34,439,979
	TOTAL INTERNATIONAL EQUITY	136,631,893

SHORT-TERM FIXED INCOME - 0.0%
73,544	TIAA-CREF Money Market Fund	73,544
	TOTAL SHORT-TERM FIXED INCOME	73,544

U.S. EQUITY - 42.3%
5,002,212	TIAA-CREF Enhanced Large-Cap Growth Index Fund	60,426,726
5,255,981	TIAA-CREF Enhanced Large-Cap Value Index Fund	59,129,788
3,889,157	TIAA-CREF Growth & Income Fund	50,442,360
3,686,433	TIAA-CREF Large-Cap Growth Fund	60,051,987
3,104,877	TIAA-CREF Large-Cap Value Fund	58,651,134
103,632	TIAA-CREF Mid-Cap Growth Fund	2,517,227
86,329	TIAA-CREF Mid-Cap Value Fund	2,171,174
1,284,539	TIAA-CREF Small-Cap Equity Fund	24,804,446
	TOTAL U.S. EQUITY	318,194,842

	TOTAL TIAA-CREF FUNDS	752,030,367
	(Cost $630,211,939)

	TOTAL INVESTMENTS - 100.0%	752,030,367
	(Cost $630,211,939)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	215,619
	NET ASSETS - 100.0%	$752,245,986

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2014, there were no transfers between levels by the Fund.

As of August 31, 2014, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at August 31, 2014
TIAA-CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$277,892,585	$13,682,183	$3,008,223	$(15,013)	$1,878,034	$289,635,105
TIAA-CREF Emerging Markets Equity	24,977,579	93,276	—	—	—	26,262,995
TIAA-CREF Enhanced International Equity Index	34,211,263	—	716,354	(28,555)	—	33,020,007
TIAA-CREF Enhanced Large-Cap Growth Index	58,835,658	—	1,246,293	191,242	—	60,426,726
TIAA-CREF Enhanced Large-Cap Value Index	56,959,741	51,302	467,583	85,112	—	59,129,788
TIAA-CREF Global Natural Resources	7,201,937	358,724	—	—	—	7,675,925
TIAA-CREF Growth & Income	48,988,384	580,964	1,494,701	312,379	140,668	50,442,360
TIAA-CREF High Yield	14,593,820	—	7,020,284	32,431	181,391	7,494,983
TIAA-CREF International Equity	36,060,296	1,376,048	814,043	(26,843)	—	35,232,987
TIAA-CREF International Opportunities	34,163,662	651,035	16,857	1,319	—	34,439,979
TIAA-CREF Large-Cap Growth	58,320,941	386,153	2,449,498	418,022	—	60,051,987
TIAA-CREF Large-Cap Value	56,216,623	200,189	222,242	22,218	—	58,651,134
TIAA-CREF Mid-Cap Growth	2,477,443	101,649	190,346	37,168	—	2,517,227
TIAA-CREF Mid-Cap Value	2,093,054	43,389	46,529	9,743	—	2,171,174
TIAA-CREF Money Market	73,544	—	—	—	—	73,544
TIAA-CREF Small-Cap Equity	23,844,711	541,423	358,871	35,148	—	24,804,446
	$736,911,241	$18,066,335	$18,051,824	$1,074,371	$2,200,093	$752,030,367

Note 4—investments

Net unrealized appreciation (depreciation): At August 31, 2014, the cost of portfolio investments for federal income tax purposes was $630,211,939. Net unrealized appreciation (depreciation) of portfolio investments for federal income tax purposes was $121,818,428, consisting of gross unrealized appreciation of $121,818,428. There was no gross unrealized depreciation.

3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: October 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: October 16, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: October 16, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer